Lazard NVIT Flexible Opportunistic Strategies Fund Summary Prospectus April 23, 2014

Class P

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. This Summary Prospectus is intended for use in connection with variable insurance contracts, and is not intended for use by other investors. The Fund’s Prospectus and Statement of Additional Information, both dated April 23, 2014, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to nationwide.com/mutualfundsnvit, email a request to web_help@nationwide.com or call 800-848-0920, or ask any variable insurance contract provider who offers shares of the Fund as an underlying investment option in its products.

Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Class P Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[1]	0.47%
Acquired Fund Fees and Expenses[1]	0.39%
Total Annual Fund Operating Expenses	1.91%
Fee Waiver/Expense Reimbursement[2]	(0.41)%
Total Annual Fund Operating Expenses After Waivers/Reimbursements	1.50%

1	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

2	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.86% until at least April 30, 2015. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, acquired fund fees and expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the adviser waived the fees or reimbursed the expenses.

NSP-FOS 4/14

Summary Prospectus April 23, 2014	1	Lazard NVIT Flexible Opportunistic Strategies Fund

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class P shares	$153	$560

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed as the Fund has not commenced operations as of the date of the Prospectus.

Principal Investment Strategies

In seeking long-term capital appreciation, the Fund uses a flexible asset allocation strategy to invest in a global portfolio of traditional (i.e., stocks of U.S. companies and investment-grade bonds issued in the U.S.) and nontraditional or opportunistic assets that may have lower degrees of correlation to the performance of more traditional investments. The Fund is a “fund of funds” that primarily invests in unaffiliated exchange-traded funds (“ETFs”) and closed-end funds (collectively, “Underlying Funds”) representing a variety of asset classes. Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. In addition to its investments in Underlying Funds, the Fund also may invest directly in equity and debt securities, including exchange-traded notes (“ETNs”) (together, with the Underlying Funds, the “Portfolio Instruments”). An ETN is a debt security in which the issuer promises to provide investors with returns that are linked to the performance of a market index or strategy, less investor fees.

The Fund invests in ETFs that generally pursue a passive index-based strategy. The Fund may invest in ETFs and ETNs that are designed either to correlate directly with an index or to correlate inversely with an index. An inverse correlation strategy is similar to a short sale strategy in that it seeks to profit when the value of the index is declining, but will suffer losses when the value of the index rises. The Fund also may invest in actively managed ETFs. Closed-end funds, which the Fund will limit to 10% of its net assets at the time of purchase, generally pursue an active management strategy. The Fund’s subadviser may, but is not required to, limit the Fund’s investment portfolio to a relatively small number of holdings. Therefore, the Fund is nondiversified as to issuers, in that it may invest a significant portion of its assets in any one Portfolio Instrument.

Equity securities in which the Fund or Underlying Funds may invest include common stocks of U.S. and international companies of any size, including smaller companies. Certain Portfolio Instruments may emphasize specific countries, regions, industrial sectors or types of companies, such as stocks of real estate companies. Fixed-income securities in which the Fund or Underlying Funds may invest include debt securities and bonds of varying maturities and issued by various types of issuers, such as corporations, the U.S. government and foreign governments, as well as mortgage-backed securities and asset-backed securities. Fixed-income securities also may include either investment-grade or high-yield (i.e., “junk”) debt securities, some of which may include floating-rate loans and convertible securities. Directly or through its investments in an Underlying Fund, the Fund may invest either in U.S. or foreign securities, including securities issued in emerging market countries. The Fund, directly or through an Underlying Fund, may: (i) effect short sales of securities; (ii) enter into futures contracts on indexes, commodities, interest rates and currencies; (iii) enter into equity, total return and currency swap agreements; (iv) enter into forward currency contracts; and (v) write put and covered call options on securities (including ETFs and ETNs), indexes and currencies, for hedging purposes, to seek to increase returns, or to act as a substitute for purchasing a Portfolio Instrument. Futures contracts, swap agreements, forward currency contracts and options are considered to be derivatives.

The Fund’s subadviser employs a multi-variable investment strategy consisting of four categories (thematic, diversifying assets, discounted assets, and contrarian) to generate the Fund’s asset allocation decisions. The subadviser makes allocation decisions in the Fund’s investments based on a forward-looking assessment of capital markets using a risk/reward and probability methodology. The subadviser employs a tactical asset allocation approach that is not defined by asset allocation limitations and is unconstrained by region, size or style. Portfolio weightings in equities and fixed income, and among countries, sectors and asset classes, are based on the subadviser’s long-term assessment of global capital markets, and may be adjusted dynamically in response to changing market and economic conditions. The Fund may engage in active and frequent trading of portfolio securities.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other investment companies. These risks include that (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; and (4) the subadviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect.

Management risk – the methods and analyses employed by the Fund’s subadviser, or by an Underlying Fund’s investment adviser or subadvisers, may not produce the desired results and, as a result, the Fund could lose value or underperform.

ETF risk – an investment in an ETF is subject to all of the risks of investing in the securities held or represented by the ETF, and there is no guarantee that the market price of an ETF’s shares is the same as the market values of the securities the ETF holds or represents. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indexes typically will be unable to match the performance of the index exactly. Because of the ability of large market participants to arbitrage price differences by purchasing or redeeming creation units, however, the difference between the market value and the net asset value of ETF shares should, in most cases, be small.

Inverse ETFs – ETFs that use inverse strategies generally use derivatives that, in combination, are designed to produce returns that move in the opposite direction of the indexes they track. This means that when the value of the index rises, the ETF suffers a loss, and vice-versa. Inverse ETFs therefore may be considered to be very risky and speculative.

ETN risk – unlike ETFs, ETNs are not mutual funds and thus are not regulated as mutual funds. Instead, ETNs are debt securities that

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generally provide for returns that track specified market indexes. While ETNs do not have management fees, they are subject to certain investor fees. In addition, because ETNs are debt securities, they are subject to the usual risks associated with fixed-income securities, including interest rate risk and the risk of the issuer’s creditworthiness.

Closed-end fund risk – unlike conventional mutual funds which continually offer new shares for sale to the investing public, closed-end funds are exchange-traded and issue only a limited number of shares of stock. As such, closed-end funds may trade at a discount to their net asset value. In addition, closed-end funds may employ leverage.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Portfolio Instruments, an increase or decrease in the value of the shares issued by these Portfolio Instruments may have a greater impact on the Fund’s value and total return.

Country or sector risk – if the Fund emphasizes one or more countries or sectors, it may be more susceptible to the financial, market, political or economic events affecting the particular issuers and industries participating in such countries or sectors than funds that do not emphasize particular countries or sectors.

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Fixed-income securities risk – investments in fixed-income securities, such as bonds or other investments with debt-like characteristics, including ETNs, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund or an Underlying Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly. Credit risk is the risk that the issuer of a bond may be unable to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness may also affect the value of a bond. Prepayment and call risk is the risk that certain fixed-income securities will be paid off by the issuer more quickly than anticipated. If this occurs, the Fund or Underlying Fund may be required to invest the proceeds in securities with lower yields.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Emerging markets risk – emerging markets are riskier than more-developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets, and are more expensive to trade in. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets also may face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

Index fund risk – Portfolio Instruments that seek to match the performance of an index do not use defensive strategies or attempt to reduce their exposure to poor-performing securities. Further, correlation between a Portfolio Instrument’s performance and that of the index may be negatively affected by the Portfolio Instrument’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.

Smaller company risk – smaller companies are usually less stable in price and less liquid than are larger, more-established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have limited resources. Therefore, they generally involve more risk.

Real estate securities risk – involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of available mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Mortgage- and asset-backed securities risk – these securities are generally subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities directly or through an Underlying Fund, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

High-yield bonds risk – investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, or sensitivity to changing interest rates.

Floating-rate loans risk – these are debt instruments that typically have rates of interest which are re-determined daily, monthly, quarterly or semiannually by reference to a base lending rate, plus a premium. Senior loans hold a senior position in the capital structure of a business entity, are typically secured with specific collateral and have a claim on the assets of the issuer that is senior to that held by the subordinated debt holders and stockholders of the issuer. Junior loans may include either secured or unsecured subordinated loans, as well as second lien loans and bridge loans. Both senior loans and junior loans typically are of below-investment-grade quality and have below-investment-grade ratings. Accordingly, floating-rate loans have speculative characteristics and high risk, and often are referred to as “junk.”

Convertible securities risk – the value of convertible securities may fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.

Commodities risk – investments linked to the prices of commodities are considered to be speculative. The values of commodities and commodity-linked investments are affected by events that might have less impact on the values of stocks and bonds, and therefore they may be more volatile than investments in stocks and bonds. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods due to a variety of factors, including changes in supply and demand relationships, weather, agriculture, disease, fiscal and

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exchange control programs, and international economic, political, military and regulatory developments. The commodity-linked instruments in which the Fund or an Underlying Fund invests present substantial risk, including the risk of loss of a significant portion of their principal value. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss. The ability of the Fund or an Underlying Fund to invest directly in commodity-linked investments is limited under the Internal Revenue Code. If the Fund or an Underlying Fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the Fund or an Underlying Fund could fail to qualify as a regulated investment company and thus be subject to tax on its taxable income at the corporate rate, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to Fund or Underlying Fund shareholders, including the Fund, as dividend income.

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s or an Underlying Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund or Underlying Fund. Certain derivatives may be illiquid, making it difficult to close out an unfavorable position.

Futures – the prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

Swaps and forwards – using swaps and forwards can involve greater risks than if the Fund or Underlying Fund were to invest directly in the underlying securities or assets. Because swaps and forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Currently there are few central exchanges or markets for swap and forward contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap or forward counterparty fails to meet its obligations under the contract, the Fund may lose money.

Options – when options are purchased over the counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. The Fund’s ability to close out positions in exchange-listed options depends on the existence of a liquid market. Options that expire unexercised have no value.

Short sales risk – the risk that the price of a security sold short will increase in value between the time of the short sale and the time the Fund or Underlying Fund must purchase the security to return it to the lender.

Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund’s or an Underlying Fund’s value or prevent the Fund or an Underlying Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund or an Underlying Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. To meet redemption requests, the Fund or an Underlying Fund may be forced to sell other securities or instruments that are more liquid, but at an unfavorable time and conditions.

Contrarian investing risk – by investing in a manner that differs from the current market consensus or trend, the Fund could lose value if the market consensus or trend is actually correct or underperform if the market consensus takes longer than the Fund’s subadviser anticipates.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

In addition to these risks, the Fund’s portfolio managers may select securities that underperform the securities markets, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies.

If the value of the Fund’s investments goes down, you may lose money.

Performance

Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of the Prospectus.

Portfolio Management

Investment Adviser

Nationwide Fund Advisors

Subadviser

Lazard Asset Management, LLC (“Lazard”)

Portfolio Managers

Portfolio Manager	Title with Subadviser	Length of Service with Fund
David R. Cleary, CFA	Managing Director, Portfolio Manager/Analyst, Lazard	Since 2014
Christopher Komosa, CFA	Senior Vice President, Portfolio Manager/Analyst, Lazard	Since 2014

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable life and variable annuity insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.

Payments to Broker-Dealers and Other Financial Intermediaries

This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

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